Investment Strategy	Apr. 20, 2026
TOPS Conservative ETF Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Portfolio employs a fund-of-funds structure that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds (“ETFs”). The ETFs included in the Portfolio invest primarily in securities representing one of the following asset classes:

▪	Government Fixed Income Securities
▪	Corporate Fixed Income Securities
▪	Common and Preferred Stocks
▪	Real Estate-Related Securities (“REITs”)
▪	Natural Resource-Related Securities

The Portfolio restricts investment in fixed income ETFs to those with an average maturity of 20 years or less and invests primarily in ETFs with average portfolio credit quality of investment grade. Maturity is the time between when a fixed income security is issued and when it matures. No more than 15% of the Portfolio will be allocated to fixed income ETFs with an average portfolio credit quality below investment grade (commonly referred to as “junk bond” credit quality). The Portfolio defines investment grade credit quality as Baa3 or higher by Moody’s Investors Service or BBB- or higher by Standard and Poor’s Rating Group. The Portfolio invests in ETFs that may invest in securities without restriction as to underlying issuer country (including foreign and emerging countries), capitalization or currency. The Portfolio considers emerging market countries to be those represented in the MSCI Emerging Markets Index. The Portfolio invests in REIT ETFs without restriction as to underlying issuer capitalization.

The adviser seeks to achieve the Portfolio’s investment objectives by allocating assets and selecting individual ETFs using the adviser’s TOPS® (The Optimized Portfolio System) methodology. The TOPS® methodology utilizes multiple asset classes in an effort to enhance performance and/or reduce risk (as measured by return volatility). To achieve the Portfolio’s capital preservation and moderate income aspect of the Portfolio’s investment objectives, the adviser allocates approximately 70% of Portfolio assets to fixed income ETFs. To achieve the moderate capital appreciation aspect of the Portfolio’s investment objectives, the adviser allocates approximately 30% of Portfolio assets to a combination of equity ETFs and REIT ETFs. Furthermore, the adviser selects some equity ETFs that are composed of value stocks. The adviser expects value stocks (those with a lower-than-average price-to-earnings ratio) to have returns that are less volatile than the equity market as a whole.

The adviser selects individual ETFs that it believes are reasonably representative of an asset class, and have relatively low expenses and/or relatively high returns when compared to a peer group of ETFs. The adviser may sell individual ETFs to rebalance asset allocation or to purchase a substitute ETF with a higher expected return or lower risk profile or for any other reason.

The adviser seeks to enhance the efficiency of trade execution by employing a sub-adviser to execute security trades. The sub-adviser has some discretion on which securities to trade and when in the day to conduct the trade, subject to the adviser’s oversight.

The Portfolio and the adviser have received a Securities and Exchange Commission (“SEC”) order that allows the adviser to hire a new sub-adviser or sub-advisers without shareholder approval.

There is no guarantee that the Portfolio will meet its investment objectives.

Who Should Invest in the Portfolio?

The adviser believes the Portfolio is appropriate for investors with short-term to intermediate-term investment horizons who seek capital preservation as well as the opportunity for modest income and modest capital appreciation.

TOPS Balanced ETF Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Portfolio employs a fund-of-funds structure that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds (“ETFs”). The ETFs included in the Portfolio invest primarily in securities representing one of the following asset classes:

▪	Government Fixed Income Securities
▪	Corporate Fixed Income Securities
▪	Common and Preferred Stocks
▪	Real Estate-Related Securities (“REITs”)
▪	Natural Resource-Related Securities

The Portfolio restricts investment in fixed income ETFs to those with an average maturity of 20 years or less and invests primarily in ETFs with average portfolio credit quality of investment grade. Maturity is the time between when a fixed income security is issued and when it matures. No more than 15% of the Portfolio will be allocated to fixed income ETFs with an average portfolio credit quality below investment grade (commonly referred to as “junk bond” credit quality). The Portfolio defines investment grade credit quality as Baa3 or higher by Moody’s Investors Service or BBB- or higher by S&P Rating Group. The Portfolio invests in ETFs that may invest in securities without restriction as to underlying issuer country (including foreign and emerging countries), capitalization or currency. The Portfolio considers emerging market countries to be those represented in the MSCI Emerging Markets Index. The Portfolio invests in REIT ETFs and natural resource ETFs without restriction as to underlying issuer capitalization.

The adviser seeks to achieve the Portfolio’s investment objectives by allocating assets and selecting individual ETFs using the adviser’s TOPS® (The Optimized Portfolio System) methodology. The TOPS® methodology utilizes multiple asset classes in an effort to enhance performance and/or reduce risk (as measured by return volatility). Under normal market conditions, the Portfolio invests at least 25% of its assets in equity ETFs and at least 25% of its assets in fixed income ETFs. However, to achieve the Portfolio’s income aspect of the Portfolio’s investment objectives, the adviser allocates approximately 50% of Portfolio assets to fixed income ETFs. To achieve the capital appreciation aspect of the Portfolio’s investment objectives, the adviser allocates approximately 50% of Portfolio assets to a combination of equity ETFs, REIT ETFs and natural resource ETFs. Furthermore, the adviser selects some equity ETFs that are composed of value stocks. The adviser expects value stocks (those with a lower-than-average price-to-earnings ratio) to have returns that are less volatile than the equity market as a whole.

The adviser selects individual ETFs that it believes are reasonably representative of an asset class and have relatively low expenses and/or relatively high returns when compared to a peer group of ETFs. The adviser may sell individual ETFs to rebalance asset allocation or to purchase a substitute ETF with a higher expected return or lower risk profile or for any other reason.

The adviser seeks to enhance the efficiency of trade execution by employing a sub-adviser to execute security trades. The sub-adviser has some discretion on which securities to trade and when in the day to conduct the trade, subject to the adviser’s oversight.

The Portfolio and the adviser have received a SEC order that allows the adviser to hire a new sub-adviser or sub-advisers without shareholder approval.

There is no guarantee that the Portfolio will meet its investment objectives.

Who Should Invest in the Portfolio?

The adviser believes the Portfolio is appropriate for investors with short-term to intermediate-term investment horizons who seek capital preservation as well as the opportunity for modest income and modest capital appreciation.

TOPS Moderate ETF Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Portfolio employs a fund-of-funds structure that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds (“ETFs”). The ETFs included in the Portfolio invest primarily in securities representing one of the following asset classes:

▪	Government Fixed Income Securities
▪	Corporate Fixed Income Securities
▪	Common and Preferred Stocks
▪	Real Estate-Related Securities (“REITs”)
▪	Natural Resource-Related Securities

The Portfolio restricts investment in fixed income ETFs to those with an average maturity of 20 years or less and invests primarily in ETFs with average portfolio credit quality of investment grade. Maturity is the time between when a fixed income security is issued and when it matures. No more than 15% of the Portfolio will be allocated to fixed income ETFs with an average portfolio credit quality below investment grade (commonly referred to as “junk bond” credit quality). The Portfolio defines investment grade credit quality as Baa3 or higher by Moody’s Investors Service or BBB- or higher by Standard and Poor’s Rating Group. The Portfolio invests in ETFs that may invest in securities without restriction as to underlying issuer country (including foreign and emerging countries), capitalization or currency. The Portfolio considers emerging market countries to be those represented in the MSCI Emerging Markets Index. The Portfolio invests in REIT ETFs and natural resource ETFs without restriction as to underlying issuer capitalization.

The adviser seeks to achieve the Portfolio’s investment objectives by allocating assets and selecting individual ETFs using the adviser’s TOPS® (The Optimized Portfolio System) methodology. The TOPS® methodology utilizes multiple asset classes in an effort to enhance performance and/or reduce risk (as measured by return volatility). To achieve the Portfolio’s income aspect of the Portfolio’s investment objectives, the adviser allocates approximately 35% of Portfolio assets to fixed income ETFs. To achieve the capital appreciation aspect of the Portfolio’s investment objectives, the adviser allocates approximately 65% of Portfolio assets to a combination of equity ETFs, REIT ETFs and natural resource ETFs.

The adviser selects individual ETFs that it believes are reasonably representative of an asset class and have relatively low expenses and/or relatively high returns when compared to a peer group of ETFs. The adviser may sell individual ETFs to rebalance asset allocation or to purchase a substitute ETF with a higher expected return or lower risk profile of for any other reason.

The adviser seeks to enhance the efficiency of trade execution by employing a sub-adviser to execute security trades. The sub-adviser has some discretion on which securities to trade and when in the day to conduct the trade, subject to the adviser’s oversight.

The Portfolio and the adviser have received a SEC order that allows the adviser to hire a new sub-adviser or sub-advisers without shareholder approval.

There is no guarantee that the Portfolio will meet its investment objectives.

Who Should Invest in the Portfolio?

The adviser believes the Portfolio is appropriate for investors with short-term to intermediate-term investment horizons who seek capital preservation as well as the opportunity for modest income and modest capital appreciation.

TOPS Moderately Aggressive ETF Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Portfolio employs a fund-of-funds structure that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds (“ETFs”). The ETFs included in the Portfolio invest primarily in securities representing one of the following asset classes:

▪	Government Fixed Income Securities
▪	Corporate Fixed Income Securities
▪	Common and Preferred Stocks
▪	Real Estate-Related Securities (“REITs”)
▪	Natural Resource-Related Securities

The Portfolio restricts investment in fixed income ETFs to those with an average maturity of 20 years or less and invests primarily in ETFs with average portfolio credit quality of investment grade. Maturity is the time between when a fixed income security is issued and when it matures. No more than 15% of the Portfolio will be allocated to fixed income ETFs with an average portfolio credit quality below investment grade (commonly referred to as “junk bond” credit quality). The Portfolio defines investment grade credit quality as Baa3 or higher by Moody’s Investors Service or BBB- or higher by Standard and Poor’s Rating Group. The Portfolio invests in ETFs that may invest in securities without restriction as to underlying issuer country (including foreign and emerging countries), capitalization or currency. The Portfolio considers emerging market countries to be those represented in the MSCI Emerging Markets Index. The Portfolio invests in REIT ETFs and natural resource ETFs without restriction as to underlying issuer capitalization.

The adviser seeks to achieve the Portfolio’s investment objectives by allocating assets and selecting individual ETFs using the adviser’s TOPS® (The Optimized Portfolio System) methodology. The TOPS® methodology utilizes multiple asset classes in an effort to enhance performance and/or reduce risk (as measured by return volatility). To achieve the Portfolio’s income aspect of the Portfolio’s investment objectives, the adviser allocates approximately 15% of Portfolio assets to fixed income ETFs. To achieve the capital appreciation aspect of the Portfolio’s investment objectives, the adviser allocates approximately 85% of Portfolio assets to a combination of equity ETFs, REIT ETFs and natural resource ETFs. Furthermore, the adviser selects some equity ETFs that are composed of growth stocks. The adviser expects growth stocks, those with higher-than-average earnings growth and, typically, higher than average price-to-earnings ratios, to have returns that are higher than the equity market as a whole.

The adviser selects individual ETFs that it believes are reasonably representative of an asset class and have relatively low expenses and/or relatively high returns when compared to a peer group of ETFs. The adviser may sell individual ETFs to rebalance asset allocation or to purchase a substitute ETF with a higher expected return or lower risk profile or for any other reason.

The adviser seeks to enhance the efficiency of trade execution by employing a sub-adviser to execute security trades. The sub-adviser has some discretion on which securities to trade and when in the day to conduct the trade, subject to the adviser’s oversight.

The Portfolio and the adviser have received a SEC order that allows the adviser to hire a new sub-adviser or sub-advisers without shareholder approval.

There is no guarantee that the Portfolio will meet its investment objectives.

Who Should Invest in the Portfolio?

The adviser believes the Portfolio is appropriate for investors with short-term to intermediate-term investment horizons who seek capital preservation as well as the opportunity for modest income and modest capital appreciation.

TOPS Aggressive ETF Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Portfolio employs a fund-of-funds structure that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds (“ETFs”). The ETFs included in the Portfolio invest primarily in securities representing one of the following asset classes:

▪	Common and Preferred Stocks
▪	Real Estate-Related Securities (“REITs”)
▪	Natural Resource-Related Securities

The Portfolio invests in ETFs that may invest in securities without restriction as to underlying issuer country (including foreign and emerging countries), capitalization or currency. The Portfolio considers emerging market countries to be those represented in the MSCI Emerging Markets Index. The Portfolio invests in REIT ETFs and natural resource ETFs without restriction as to underlying issuer capitalization.

The adviser seeks to achieve the Portfolio’s investment objectives by allocating assets and selecting individual ETFs using the adviser’s TOPS® (The Optimized Portfolio System) methodology. The TOPS® methodology utilizes multiple asset classes in an effort to enhance performance and/or reduce risk (as measured by return volatility). The adviser selects some equity ETFs that are composed of growth stocks. The adviser expects growth stocks, those with higher-than-average earnings growth and, typically, higher than average price-to-earnings ratios, to have returns that are higher than the equity market as a whole.

The adviser selects individual ETFs that it believes are reasonably representative of an asset class and have relatively low expenses and/or relatively high returns when compared to a peer group of ETFs. The adviser may sell individual ETFs to rebalance asset allocation or to purchase a substitute ETF with a higher expected return or lower risk profile or for any other reason.

The adviser seeks to enhance the efficiency of trade execution by employing a sub-adviser to execute security trades. The sub-adviser has some discretion on which securities to trade and when in the day to conduct the trade, subject to the adviser’s oversight.

The Portfolio and the adviser have received a SEC order that allows the adviser to hire a new sub-adviser or sub-advisers without shareholder approval.

There is no guarantee that the Portfolio will meet its investment objective.

Who Should Invest in the Portfolio?

The adviser believes the Portfolio is appropriate for investors with short-term to intermediate-term investment horizons who seek capital preservation as well as the opportunity for modest income and modest capital appreciation.

TOPS Managed Risk Balanced ETF Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Portfolio employs a fund-of-funds structure that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds (“ETFs”). The Portfolio also employs exchange-traded futures contracts to hedge market risk and reduce return volatility. The ETFs included in the Portfolio invest primarily in securities representing one of the following asset classes:

▪	Government Fixed Income Securities
▪	Corporate Fixed Income Securities
▪	Common and Preferred Stocks
▪	Real Estate-Related Securities (“REITs”)
▪	Natural Resource-Related Securities

The Portfolio restricts investment in fixed income ETFs to those with an average maturity of 20 years or less and invests primarily in ETFs with average portfolio credit quality of investment grade. Maturity is the time between when a fixed income security is issued and when it matures. No more than 15% of the portfolio will be allocated to fixed income ETFs with an average portfolio credit quality below investment grade (commonly referred to as “junk bond” credit quality). The Portfolio defines investment grade credit quality as Baa3 or higher by Moody’s Investors Service or BBB- or higher by Standard and Poor’s Rating Group. The Portfolio invests in ETFs that may invest in securities without restriction as to underlying issuer country (including foreign and emerging countries), capitalization or currency. The Portfolio considers emerging market countries to be those represented in the MSCI Emerging Markets Index. The Portfolio invests in REIT ETFs and natural resource ETFs without restriction as to underlying issuer capitalization.

The adviser seeks to achieve the Portfolio’s investment objectives by allocating assets and selecting individual ETFs using the adviser’s TOPS® (The Optimized Portfolio System) methodology. The TOPS® methodology utilizes multiple asset classes in an effort to enhance performance and/or reduce risk (as measured by return volatility). Under normal market conditions, the Portfolio invests at least 25% of its assets in equity ETFs and at least 25% of its assets in fixed income ETFs. However, to achieve the Portfolio’s income aspect of the Portfolio’s investment objectives, the adviser allocates approximately 50% of Portfolio assets to fixed income ETFs. To achieve the capital appreciation aspect of the Portfolio’s investment objectives, the adviser allocates approximately 50% of Portfolio assets to a combination of equity ETFs, equity derivatives, REIT ETFs and natural resource ETFs. Furthermore, the adviser selects some equity ETFs that are composed of value stocks. The adviser expects value stocks, those with a lower-than-average price-to-earnings ratio, to have returns that are less volatile than the equity market as a whole.

The adviser selects individual ETFs that it believes are reasonably representative of an asset class and have relatively low expenses and/or relatively high returns when compared to a peer group of ETFs. The adviser sells individual ETFs to rebalance asset allocation or to purchase a substitute ETF with a higher expected return or lower risk profile or for any other reason.

The adviser seeks to manage return volatility by employing a sub-adviser to execute a portfolio “managed risk” strategy. The sub-adviser’s managed risk strategy consists of using hedge instruments (exchange-traded futures contracts) to reduce the downside risk of the majority of the Portfolio’s securities. The sub-adviser may use: equity futures contracts, treasury futures contracts, currency futures contracts, and other hedge instruments judged by the sub-adviser to be necessary to achieve the goals of the managed risk strategy. The sub-adviser may also buy or sell futures contracts based on one or more market indices in an attempt to maintain the Portfolio’s volatility at the targeted level in an environment in which the sub-adviser expects market volatility to decrease or increase, respectively. The sub-adviser selects individual futures contracts that it believes will have prices that are highly correlated (negatively) to the Portfolio’s ETF positions. The sub-adviser adjusts futures positions to manage overall net Portfolio risk exposure, in an attempt to stabilize the volatility of the Portfolio around a target level set by the adviser and to reduce the potential for portfolio losses during periods of significant and sustained market decline. The sub-adviser regularly monitors and forecasts volatility in the markets utilizing a proprietary model, and adjusts the Portfolio’s futures positions in response to specific changes in the market and in the Portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. Following market declines, a downside rebalancing strategy will be used to decrease the amount of futures contracts used to hedge the Portfolio. The sub-adviser also adjusts futures positions to realign individual hedges when the adviser rebalances the Portfolio’s asset allocation profile. Depending on market conditions, scenarios may occur where the Portfolio has no positions in any futures contracts.

The Portfolio and the adviser have received a SEC order that allows the adviser to hire a new sub-adviser or sub-advisers without shareholder approval.

There is no guarantee that the Portfolio will meet its investment objectives.

Who Should Invest in the Portfolio?

The adviser believes the Portfolio is appropriate for investors with short-term to intermediate-term investment horizons who seek capital preservation as well as the opportunity for modest income and modest capital appreciation.

TOPS Managed Risk Moderate ETF Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Portfolio employs a fund-of-funds structure that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds (“ETFs”). The Portfolio also employs exchange-traded futures contracts to hedge market risk and reduce return volatility. The ETFs included in the Portfolio invest primarily in securities representing one of the following asset classes:

▪	Government Fixed Income Securities
▪	Corporate Fixed Income Securities
▪	Common and Preferred Stocks
▪	Real Estate-Related Securities (“REITs”)
▪	Natural Resource-Related Securities

The Portfolio restricts investment in fixed income ETFs to those with an average maturity of 20 years or less and invests primarily in ETFs with average portfolio credit quality of investment grade. Maturity is the time between when a fixed income security is issued and when it matures. No more than 15% of the portfolio’s assets will be allocated to fixed income ETFs with an average portfolio credit quality below investment grade (commonly referred to as “junk bond” credit quality). The Portfolio defines investment grade credit quality as Baa3 or higher by Moody’s Investors Service or BBB- or higher by Standard and Poor’s Rating Group. The Portfolio invests in ETFs that may invest in securities without restriction as to underlying issuer country (including foreign and emerging countries), capitalization or currency. The Portfolio considers emerging market countries to be those represented in the MSCI Emerging Markets Index. The Portfolio invests in REIT ETFs and natural resource ETFs without restriction as to underlying issuer capitalization.

The adviser seeks to achieve the Portfolio’s investment objectives by allocating assets and selecting individual ETFs using the adviser’s TOPS® (The Optimized Portfolio System) methodology. The TOPS® methodology utilizes multiple asset classes in an effort to enhance performance and/or reduce risk (as measured by return volatility). To achieve the Portfolio’s income aspect of the Portfolio’s investment objectives, the adviser allocates approximately 5%-35% of Portfolio assets to fixed income ETFs. To achieve the capital appreciation aspect of the Portfolio’s investment objectives, the adviser allocates approximately 65%-95% of Portfolio assets to a combination of equity ETFs, equity derivatives, REIT ETFs and natural resource ETFs.

The adviser selects individual ETFs that it believes are reasonably representative of an asset class and have relatively low expenses and/or relatively high returns when compared to a peer group of ETFs. The adviser may sell individual ETFs to rebalance asset allocation or to purchase a substitute ETF with a higher expected return or lower risk profile or for any reason.

The adviser seeks to manage return volatility by employing a sub-adviser to execute a portfolio “managed risk” strategy. The sub-adviser’s managed risk strategy consists of using hedge instruments (exchange-traded futures contracts) to reduce the downside risk of the majority of the Portfolio’s securities. The sub-adviser may use: equity futures contracts, treasury futures contracts, currency futures contracts, and other hedge instruments judged by the sub-adviser to be necessary to achieve the goals of the managed risk strategy. The sub-adviser may also buy or sell futures contracts based on one or more market indices in an attempt to maintain the Portfolio’s volatility at the targeted level in an environment in which the sub-adviser expects market volatility to decrease or increase, respectively. The sub-adviser selects individual futures contracts that it believes will have prices that are highly correlated (negatively) to the Portfolio’s ETF positions. The sub-adviser adjusts futures positions to manage overall net Portfolio risk exposure in an attempt to stabilize the volatility of the Portfolio around a target level set by the Adviser and to reduce the potential for portfolio losses during periods of significant and sustained market decline. The sub-adviser regularly monitors and forecasts volatility in the markets utilizing a proprietary model, and adjusts the Portfolio’s futures positions in response to specific changes in the market and in the Portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. Following market declines, a downside rebalancing strategy will be used to decrease the amount of futures contracts used to hedge the Portfolio. The sub-adviser also adjusts futures positions to realign individual hedges when the adviser rebalances the Portfolio’s asset allocation profile. Depending on market conditions, scenarios may occur where the Portfolio has no positions in any futures contracts.

The Portfolio and the adviser have received an SEC order that allows the adviser to hire a new sub-adviser or sub-advisers without shareholder approval.

There is no guarantee that the Portfolio will meet its investment objectives.

Who Should Invest in the Portfolio?

The adviser believes the Portfolio is appropriate for investors with short-term to intermediate-term investment horizons who seek capital preservation as well as the opportunity for modest income and modest capital appreciation.

TOPS Managed Risk Moderately Aggressive ETF Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]

Principal Investment Strategies:
The Portfolio employs a fund-of-funds structure that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds (“ETFs”). The Portfolio also employs exchange-traded futures contracts to hedge market risk and reduce return volatility. The ETFs included in the Portfolio invest primarily in securities representing one of the following asset classes:

▪	Government Fixed Income Securities
▪	Corporate Fixed Income Securities
▪	Common and Preferred Stocks
▪	Real Estate-Related Securities (“REITs”)
▪	Natural Resource-Related Securities

The Portfolio restricts investment in fixed income ETFs to those with an average maturity of 20 years or less and invests primarily in ETFs with average portfolio credit quality of investment grade. Maturity is the time between when a fixed income security is issued and when it matures. No more than 15% of the portfolio will be allocated to fixed income ETFs with an average portfolio credit quality below investment grade (commonly referred to as “junk bond” credit quality). The Portfolio defines investment grade credit quality as Baa3 or higher by Moody’s Investors Service or BBB- or higher by Standard and Poor’s Rating Group. The Portfolio invests in ETFs that may invest in securities without restriction as to underlying issuer country (including foreign and emerging countries), capitalization or currency. The Portfolio considers emerging market countries to be those represented in the MSCI Emerging Markets Index. The Portfolio invests in REIT ETFs and natural resource ETFs without restriction as to underlying issuer capitalization.

The adviser seeks to achieve the Portfolio’s investment objectives by allocating assets and selecting individual ETFs using the adviser’s TOPS® (The Optimized Portfolio System) methodology. The TOPS® methodology utilizes multiple asset classes to enhance performance and/or reduce risk (as measured by return volatility). To achieve the Portfolio’s income aspect of the Portfolio’s investment objectives, the adviser allocates approximately 5%-35% of Portfolio assets to fixed income ETFs. To achieve the capital appreciation aspect of the Portfolio’s investment objectives, the adviser allocates approximately 65%-95% of Portfolio assets to a combination of equity ETFs, equity derivatives, REIT ETFs and natural resource ETFs. Furthermore, the adviser selects some equity ETFs that are composed of growth stocks. The adviser expects growth stocks, those with higher-than-average earnings growth and, typically, higher than average price-to-earnings ratios (P/E), to have returns that are higher than the equity market as a whole.

The adviser selects individual ETFs that it believes are reasonably representative of an asset class and have relatively low expenses and/or relatively high returns when compared to a peer group of ETFs. The adviser may sell individual ETFs to rebalance asset allocation or to purchase a substitute ETF with a higher expected return or lower risk profile.

The adviser seeks to manage return volatility by employing a sub-adviser to execute a portfolio “managed risk” strategy. The sub-adviser’s managed risk strategy consists of using hedge instruments (exchange-traded futures contracts) to reduce the downside risk of the majority of the Portfolio’s securities. The sub-adviser may use: equity futures contracts, treasury futures contracts, currency futures contracts, and other hedge instruments judged by the sub-adviser to be necessary to achieve the goals of the managed risk strategy. The sub-adviser may also buy or sell futures contracts based on one or more market indices in an attempt to maintain the Portfolio’s volatility at the targeted level in an environment in which the sub-adviser expects market volatility to decrease or increase, respectively. The sub-adviser selects individual futures contracts that it believes will have prices that are highly correlated (negatively) to the Portfolio’s ETF positions. The sub-adviser adjusts short futures positions to manage overall net Portfolio risk exposure, in an attempt to stabilize the volatility of the Portfolio around a target level set by the Adviser and to reduce the potential for portfolio losses during periods of significant and sustained market decline. The sub-adviser regularly monitors and forecasts volatility in the markets utilizing a proprietary model, and adjusts the Portfolio’s futures positions in response to specific changes in the market and in the Portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. Following market declines, a downside rebalancing strategy will be used to decrease the amount of futures contracts used to hedge the Portfolio. The sub-adviser also adjusts futures positions to realign individual hedges when the adviser rebalances the Portfolio’s asset allocation profile. Depending on market conditions, scenarios may occur where the Portfolio has no positions in any futures contracts.

The Portfolio and the adviser have received a SEC order that allows the adviser to hire a new sub-adviser or sub-advisers without shareholder approval.

There is no guarantee that the Portfolio will meet its investment objectives.

Who Should Invest in the Portfolio?

The adviser believes the Portfolio is appropriate for investors with short-term to intermediate-term investment horizons who seek capital preservation as well as the opportunity for modest income and modest capital appreciation.